Risk management - Asset class category average threshold investment grade (Details)	Dec. 31, 2021	Dec. 31, 2020
Mortgages [member] | Grades 1-10 Investment grade [Member]
Disclosure of financial assets [table]
Average threshold ratio	2.7	2.7
Mortgages [member] | Grades 11-17 Non-investment grade [member]
Disclosure of financial assets [table]
Average threshold ratio	2.2	2.1
Consumer Lending [Member] | Grades 1-10 Investment grade [Member]
Disclosure of financial assets [table]
Average threshold ratio	2.8	2.8
Consumer Lending [Member] | Grades 11-17 Non-investment grade [member]
Disclosure of financial assets [table]
Average threshold ratio	1.7	1.7
Business Lending [Member] | Grades 1-10 Investment grade [Member]
Disclosure of financial assets [table]
Average threshold ratio	4.0	4.0
Business Lending [Member] | Grades 11-17 Non-investment grade [member]
Disclosure of financial assets [table]
Average threshold ratio	2.2	2.1
Government And Financial Institutions [Member] | Grades 1-10 Investment grade [Member]
Disclosure of financial assets [table]
Average threshold ratio	7.9	7.7
Government And Financial Institutions [Member] | Grades 11-17 Non-investment grade [member]
Disclosure of financial assets [table]
Average threshold ratio	2.2	2.0
Other Wholesale Banking [Member] | Grades 1-10 Investment grade [Member]
Disclosure of financial assets [table]
Average threshold ratio	4.5	3.9
Other Wholesale Banking [Member] | Grades 11-17 Non-investment grade [member]
Disclosure of financial assets [table]
Average threshold ratio	2.0	1.8